Other Gains (Losses) - Summary of Other gains (losses) (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of Electrogas	$ 105,311,912
Gain on sale of investment properties			$ 1,463,163
Gain on sale of assets	7,779,531
Other	149,753	$ 165,044	(225,129)
Total	$ 113,241,196	121,490,062	20,055,745
Alonso de Cordova [Member] | Buildings [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of building (Alonso de Cordova)			14,610,544
Tunel El Melon [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of equity interests in Tunel El Melon, GNL Quintero S.A., Maitenes and Aguas Santiago Poniente			$ 4,207,167
GNL Quintero S.A. [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of equity interests in Tunel El Melon, GNL Quintero S.A., Maitenes and Aguas Santiago Poniente		$ 121,325,018